INCOME TAXES	12 Months Ended
Dec. 31, 2018
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INCOME TAXES
14.	INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2018	2017
Net profit (loss) for the year	$1,182,308	$(56,863,922)
Statutory rate	27.00%	26.75%

Expected income tax (recovery)	$319,000	$(15,211,000)
Permanent differences	5,165,000	1,431,000
Impact of flow-through shares	496,000	580,000
Share issuance costs	—	(1,276,000)
Adjustment to prior years provision versus statutory tax returns	(8,000)	(597,000)
Change in unrecognized deductible temporary differences and other	(6,281,000)	15,040,000

Total	$(309,000)	$(33,000)

The Company’s income tax (recovery) expense is comprised of the following:

	2018	2017
Deferred income tax recovery	$(309,000)	$(33,000)

Total	$(309,000)	$(33,000)

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2018	2017
Exploration and evaluation assets	$5,998,000	$4,333,000
Convertible debentures	4,041,000	—
Non-capital losses	(9,639,000)	(3,916,000)
Share issuance costs	(177,000)	(119,000)
Equipment	(24,000)	(18,000)

Net deferred tax liabilities	$199,000	$280,000

Movement in the Company’s deferred tax liability balance in the year is as follows:

	2018	2017
Opening balance	$280,000	$137,000
Recognized in income tax expense	35,000	167,000
Recognized in equity	(116,000)	(24,000)

Net deferred tax liability	$199,000	$280,000

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2018	Expiry Date Range	2017	Expiry Date Range
Temporary Differences
Non-capital losses available for future periods	$31,030,000	2031 to 2037	$24,735,000	2031 to 2037
Net capital losses	355,000	No expiry	355,000	No expiry
Share issuance costs	8,179,000	—	12,148,000	—
Convertible debt	—	—	24,211,000	—
Equipment	424,000	—	513,000	—

Tax attributes are subject to review, and potential adjustment, by tax authorities.